Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 10 — INCOME TAXES
The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up
costs and are not currently deductible. There was no income tax expense for the year ended December 31, 2021 and for the period from May 27, 2020 (inception) through December 31, 2020.
The income tax provision (benefit) consists of the following for the year ended December 31, 2021:

December 31, 2021
Current
Federal	$—
State	—
Deferred
Federal	(124,499)
State	—
Valuation allowance	124,499

Income tax provision	$—

The Company’s net deferred tax assets are as follows as of December 31, 2021:

December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$109,411
Net operating loss carryforwards	15,088

Total deferred tax assets	124,499
Valuation allowance	(124,499)

Deferred tax asset, net of allowance	$—

As of
December 31, 2021
, the Company has approximately $
72,000
of U.S. federal net operating loss carryovers, which do not expire, and no
state net operating loss carryovers available to offset future taxable income.
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of de ferred
tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2021, the
change in
valuation

allowance was $124,499.
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the year ended December 31, 2021:

December 31, 2021
Statutory Federal income tax rate	21.0%
Meals & entertainment	0.0%
Financing costs	0.0%
Change in fair value of warrant liabilities	4.8%
Change in Valuation Allowance	(25.8)%

Income Taxes Benefit	0.0%

The Company files income
ta
x returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.